Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments
26. Commitments

a. Contracts

Subsidiary Ultracargo Logística has agreements related to its port facilities in Aratu, Suape, Itaqui and Vila do Conde. Such contracts establish a minimum cargo movement, as shown below:

Port	Minimum movement per year	Maturity

Aratu	900,000 ton.	2042
Suape	250,000 ton.	2027
Suape	400,000 ton.	2029
Aratu	465,403 ton.	2031
Itaqui	1,222,377 m3	2049
Itaqui	371,000 ton.	2041
Vila do Conde	343,625 ton.	2045

If the annual movement is less than the minimum contractual movement, the subsidiary is liable to pay the difference between the effective movement and the minimum contractual movement, based on the port tariff rates in effect on the date established for payment. As of December 31, 2025, these rates were R$ 10.54, R$ 3.77 and R$ 4.23 per ton for Aratu, Suape, Itaqui and R$ 1.77 per m³ for Itaqui. According to contractual conditions and tolerances, as of December 31, 2025, there were no material pending issues regarding the minimum limits of the contract.

Subsidiary Hidrovias has long-term contracts with some of its customers, with minimum volume and tariff requirements pre-agreed and adjusted according to the contract. The performance of a new long-term contract with customers tends to have a significant positive effect on its net revenues, while losing an existing material contract would have the opposite effect.

Hidrovias and its subsidiaries have some long-term contracts in the corridors with the following maturity dates:

Segment	Expiration
South Corridor:	Contract I – Expiration in 2039;
Contract IV - Expiration in 2027;
Contract V – Expiration in 2027;
North Corridor:	Contract I – Expiration in 2031;
Contract II – Expiration in 2029;
Contract III – Expiration in 2027;
Contract IV – Expiration in 2027;
Santos	Contract I – Expiration in 2032;
Contract II – Expiration in 2029;
Contract III – Expiration in 2027.